Advances to Suppliers	12 Months Ended
Mar. 31, 2025
Advances to Suppliers [Abstract]
ADVANCES TO SUPPLIERS

Note 9 – ADVANCES TO SUPPLIERS

Advances to suppliers consist of deposits, with or advances to, outside vendors for future inventory purchases. Most of the Company’s suppliers require a certain amount of money to be deposited with them as a guarantee that the Company will receive its purchase on a timely basis. This amount is refundable and bears no interest. As of March 31, 2025 and March 31, 2024, advance to suppliers consist of the following:

	March 31, 2025	March 31, 2024
Advance to suppliers	$775,607	$404,989
Less: reserve for vendor non-performance on advances	(342,467)	(222,914)
Advance to suppliers, net	$433,140	$182,075